UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from July 1, 2026 to July 31, 2026

Commission File Number of issuing entity: 333-259868-03

Central Index Key Number of issuing entity: 0001933877

TOYOTA AUTO RECEIVABLES 2022-C OWNER TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-259868

Central Index Key Number of depositor: 0001131131

TOYOTA AUTO FINANCE RECEIVABLES LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000834071

TOYOTA MOTOR CREDIT CORPORATION

(Exact name of sponsor as specified in its charter)

Stacey Bambauer, Esq., (469) 786-8081

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

95-3775816

(I.R.S. Employer Identification No.)

6565 Headquarters Drive, Plano, Texas 75024

(Address of principal executive offices of the issuing entity) (Zip Code)

(469) 486-9020

(Telephone number, including area code)

Not Applicable

(Former name or former address, if changed since last report)

Registered/reporting pursuant to (check one):

Title of class	Section 12 (b)	Section 12 (g)	Section 15 (d)	Name of exchange (If Section 12 (b))
Class A-1	☐	☐	☒	☐
Class A-2a	☐	☐	☒	☐
Class A-2b	☐	☐	☒	☐
Class A-3	☐	☐	☒	☐
Class A-4	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that constitute the assets of Toyota Auto Receivables 2022-C Owner Trust for the distribution period commencing on July 1, 2026 and ending on July 31, 2026 (the “Distribution Period”) is set forth in the Monthly Servicer’s Certificate that is attached to this report as Exhibit 99.1, which Certificate is incorporated by reference herein.

Item 1A.	Asset-Level Information.

The Asset Data File and Asset Related Document filed as Exhibit 102 and Exhibit 103, respectively, to the Form ABS-EE filed by the issuing entity, Toyota Auto Receivables 2022-C Owner Trust, on August 27, 2026 (the “Filing Date”) are hereby incorporated by reference into this Form 10-D.

PART II – OTHER INFORMATION

Item 9.	Other Information.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to Toyota Auto Receivables 2022-C Owner Trust for the Distribution Period. Toyota Motor Credit Corporation (Central Index Key Number: 0000834071), as securitizer, most recently filed a Form ABS-15G on February 9, 2026 with respect to all asset-backed securities sponsored by it, including those securities issued by Toyota Auto Receivables 2022-C Owner Trust.

Item 10.	Exhibits.

Exhibit 99.1	Monthly Servicer’s Certificate for the Distribution Period.

Exhibit 102	Asset Data File for the Distribution Period (Exhibit 102 to Form ABS-EE filed by Toyota Auto Receivables 2022-C Owner Trust with the SEC on the Filing Date is incorporated by reference herein).

Exhibit 103	Asset Related Document for the Distribution Period (Exhibit 103 to Form ABS-EE filed by Toyota Auto Receivables 2022-C Owner Trust with the SEC on the Filing Date is incorporated by reference herein).

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Toyota Auto Finance Receivables LLC (Depositor)

Date: August 27, 2026	/s/ Adam Stam
Adam Stam
Authorized Person